--------------------------------------------------------------------------------
CONNECTICUT
DAILY TAX FREE                            600 FIFTH AVENUE, NEW YORK, N.Y. 10020
INCOME FUND, INC.                                                 (212) 830-5200
================================================================================









Dear Shareholder:



We are pleased to present the annual report of Connecticut Daily Tax Free Income Fund, Inc. for the year ended January 31, 2003.


The Fund had net assets of $181,038,100 and 433 active shareholders as of January 31, 2003.


Thank you for your support and we look forward to continuing to serve your cash management needs.


Sincerely,




/s/Steven W. Duff



Steven W. Duff
President









--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

CONNECTICUT DAILY TAX FREE INCOME FUND, INC.
STATEMENT OF NET ASSETS
JANUARY 31, 2003

================================================================================

                                                                                                                       Ratings (a)
                                                                                                                   -----------------
      Face                                                                      Maturity                Value               Standard
     Amount                                                                       Date       Yield    (Note 1)     Moody's  & Poor's
     ------                                                                       ----       -----     ------      -------  --------
Put Bonds (b) (7.72%)
------------------------------------------------------------------------------------------------------------------------------------
$   810,000   Connecticut HEFA (Yale New Haven Hospital) - Series E
              Insured by FGIC                                                   06/02/03     1.90%   $   810,000    VMIG-1      A1+
  4,995,000   Connecticut State P-Floats PA 347                                 11/20/03     1.90      4,995,000                A1+
  4,805,000   Puerto Rico Industrial Medical & Environmental
              (Merck & Co. Project) - Series 1883A (c)                          12/01/03     1.75      4,805,000
  3,365,000   Puerto Rico PFC P-Floats PA 843
              Insured by FSA                                                    01/08/04     1.20      3,365,000                A1+
-----------                                                                                          -----------
 13,975,000   Total Put Bonds                                                                         13,975,000
-----------                                                                                          -----------
Tax Exempt Commercial Paper (3.87%)
------------------------------------------------------------------------------------------------------------------------------------
$ 5,000,000   State of Connecticut HEFA RB (Yale University)                    03/13/03     0.95%   $ 5,000,000    VMIG-1      A1+
  2,000,000   State of Connecticut HEFA RB (Yale University)                    03/19/03     1.00      2,000,000    VMIG-1      A1+
-----------                                                                                          -----------
  7,000,000   Total Tax Exempt Commercial Paper                                                        7,000,000
-----------                                                                                          -----------
Tax Exempt General Obligation Notes & Bonds (25.58%)
------------------------------------------------------------------------------------------------------------------------------------
$10,110,000   Bridgeport, CT GO 2000A Reset Option Certificate II - Series R
              Insured by FGIC                                                   02/06/03     1.65%   $10,110,000    VMIG-1
    975,000   Colebrook, CT BAN (c)                                             06/01/03     1.75        977,357
  2,000,000   Connecticut State GO - Series 515                                 03/27/03     2.05      2,000,000    VMIG-1
  1,125,000   Connecticut State HEFA (Norwalk Hospital) - Series E (c)
              Insured by FSA                                                    07/01/03     1.60      1,134,821
  1,790,000   Connecticut State Municipal Electric
              (Energy Cooperative Power Supply System) (c)                      01/01/04     1.10      1,869,568
              Insured by MBIA Insurance Corp.
  3,560,000   Connecticut State Resource Recovery Authority
              (American Refuel Company) - Series A (c)
              Insured by MBIA Insurance Corp.                                   11/15/03     1.45      3,671,872
  2,470,000   Connecticut State Special Tax Obligation
              Transportation Infrastructure (c)                                 07/01/03     1.60      2,489,047
  1,000,000   Connecticut State Special Tax Obligation
              Transportation Infrastructure (c)                                 10/01/03     1.40      1,023,620
  4,500,000   Coventry, CT BAN                                                  12/11/03     1.05      4,517,225     MIG-1
  8,000,000   Fairfield, CT BAN                                                 08/01/03     1.55      8,060,712     MIG-1     SP-1+
  1,000,000   Guilford, CT GO Bond (c)                                          10/15/03     1.00      1,020,941
  3,218,000   Manchester, CT Temporary Notes (c)                                07/03/03     1.43      3,225,519
  3,865,000   Shelton, CT BAN                                                   11/12/03     1.45      3,866,477     MIG-1
  2,342,000   Woodbridge, CT BAN (c)                                            03/05/03     1.29      2,342,037
-----------                                                                                          -----------
 45,955,000   Total Tax Exempt General Obligation Notes & Bonds                                       46,309,196
-----------                                                                                          -----------


--------------------------------------------------------------------------------
    The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------




================================================================================

                                                                                                                       Ratings (a)
                                                                                                                   -----------------
      Face                                                                        Maturity              Value               Standard
     Amount                                                                         Date      Yield   (Note 1)     Moody's  & Poor's
     ------                                                                         ----      -----    ------      -------  --------
Variable Rate Demand Instruments (d) (60.82%)
------------------------------------------------------------------------------------------------------------------------------------
$ 5,000,000   Commonwealth of Puerto Rico GDB
              Insured by MBIA Insurance Corp.                                     12/01/15    0.93%  $ 5,000,000   VMIG-1       A1+
  5,000,000   Commonwealth of Puerto Rico Public Improvement Bond
              Tender Option Certificates - Series 2001-1
              Insured by FSA                                                      07/01/27    1.05     5,000,000                A1+
  3,000,000   Connecticut Development Authority Airport Facility RB (Learjet Inc.)
              LOC Bank of America                                                 04/01/26    1.20     3,000,000                A1+
  3,600,000   Connecticut Development Authority PCRB
              (Connecticut Light & Power Company Project) - Series 1996A
              Insured by AMBAC Indemnity Corp.                                    05/01/31    1.15     3,600,000   VMIG-1       A1+
  2,600,000   Connecticut Development Authority Refunding Airport Hotel RB
              (Bradley Airport Hotel Project) - Series 1997A
              LOC KBC Bank                                                        03/01/17    1.10     2,600,000   VMIG-1
  1,000,000   Connecticut Development Authority Refunding Airport Hotel RB
              (Bradley Airport Hotel Project) - Series 1997B
              LOC Royal Bank of Canada                                            03/01/17    1.10     1,000,000   VMIG-1
  5,000,000   Connecticut Development Authority Solid Waste Disposal
              (PJ Rand / Whitney Project)
              LOC Bank of Montreal                                                08/01/23    1.15     5,000,000   VMIG-1       A1+
  5,000,000   Connecticut HEFA RB (Kingswood-Oxford School Issue)
              LOC Allied Irish Bank                                               07/01/30    1.10     5,000,000   VMIG-1
  1,300,000   Connecticut HEFA (Yale University) - Series V-1                     07/01/36    1.30     1,300,000   VMIG-1       A1+
  1,000,000   Connecticut HEFA (Yale University) - Series V-2                     07/01/36    1.30     1,000,000   VMIG-1       A1+
  3,435,000   Connecticut Housing Authority - Series 1989D
              Guaranteed by Federal Home Loan Bank                                11/15/24    1.25     3,435,000   VMIG-1       A1+
  6,820,000   Connecticut State Development Authority for Independent Living
              LOC Chase Manhattan Bank, N.A.                                      07/01/15    1.05     6,820,000   VMIG-1
  1,850,000   Connecticut State Development Authority IDRB
              (Acucut Inc. Project) (c)
              LOC First Union National Bank                                       06/01/18    1.25     1,850,000
  2,500,000   Connecticut State Development Authority IDRB (Allen Group Inc.)
              LOC First Union National Bank                                       02/01/13    1.25     2,500,000                A1
  2,280,000   Connecticut State Development Authority IDRB
              (Birken Manufacturing Co. Project) (c)
              LOC First Union National Bank                                       10/01/23    1.25     2,280,000




--------------------------------------------------------------------------------
    The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------
CONNECTICUT DAILY TAX FREE INCOME FUND, INC.
STATEMENT OF NET ASSETS (CONTINUED)
JANUARY 31, 2003
================================================================================

                                                                                                                       Ratings (a)
                                                                                                                   -----------------
      Face                                                                      Maturity                Value               Standard
     Amount                                                                       Date       Yield     (Note 1)    Moody's  & Poor's
     ------                                                                       ----       -----      ------     -------  --------
Variable Rate Demand Instruments (d) (Continued)
------------------------------------------------------------------------------------------------------------------------------------
$ 6,000,000   Connecticut State Development Authority IDRB
              (Gerber Scientific Incorporated)
              LOC Wachovia Bank & Trust Co., N.A.                               12/01/14     1.05%   $ 6,000,000                A1+
  2,000,000   Connecticut State GO P-Floats PA 723R                             06/15/20     1.09      2,000,000                A1+
  3,155,000   Connecticut State GO - Series A                                   02/15/21     1.15      3,155,000   VMIG-1       A1+
  2,500,000   Connecticut State HEFA
              (Charlotte Hungerford Hospital)
              LOC Bank Boston                                                   07/01/13     1.10      2,500,000   VMIG-1
  1,500,000   Connecticut State HEFA (Quinnipiac University)
              Insured by Radian Guaranty Inc.                                   07/01/31     1.25      1,500,000                A1+
  1,700,000   Connecticut State HEFA RB (Edgehill) - Series C
              LOC KBC Bank                                                      07/01/27     1.00      1,700,000   VMIG-1
  5,015,000   Connecticut State HEFA RB Putters - Series 215Z                   07/01/30     1.18      5,015,000                A1+
  7,000,000   Connecticut State HFA
              (Housing Mortgage Finance Program B-3)
              Insured by AMBAC Indemnity Corp.                                  05/15/33     1.20      7,000,000   VMIG-1
  1,495,000   Connecticut State HFA (Merlots) - Series L                        11/15/28     1.19      1,495,000   VMIG-1
  2,165,000   Connecticut State HFA (Merlots) - Series P (c)                    11/15/30     1.19      2,165,000
  4,000,000   Connecticut State HFA ROCS - Series II-R-91                       05/15/16     1.13      4,000,000   VMIG-1
  1,200,000   Jackson County, MS Port Facility RB
              (Chevron USA Inc. Project) - Series 1993                          06/01/23     1.30      1,200,000     P1
  3,845,000   New Britain, CT GO - Series B (c)
              Insured by AMBAC Indemnity Corp.                                  04/01/20     1.05      3,845,000
  3,370,000   Puerto Rico Commonwealth Infrastructure Financing Authority       10/01/34     1.05      3,370,000                A1+
  3,000,000   Puerto Rico Electric Power Authority - Series SGA 43
              Insured by MBIA Insurance Corp.                                   07/01/22     1.05      3,000,000                A1+
  2,095,000   Puerto Rico PFC
              (Commonwealth Appropriation)
              Insured by AMBAC Indemnity Corp.                                  06/01/26     1.08      2,095,000                A1
  1,800,000   Puerto Rico PFC P - Floats PA 610R
              Insured by FSA                                                    08/01/13     1.06      1,800,000                A1+
  1,490,000   Shelton, CT Housing Authority RB (c)
              LOC First Union National Bank                                     01/01/31     1.10      1,490,000




--------------------------------------------------------------------------------
    The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------




================================================================================

                                                                                                                       Ratings (a)
                                                                                                                   -----------------
      Face                                                                      Maturity               Value               Standard
     Amount                                                                       Date       Yield    (Note 1)     Moody's  & Poor's
     ------                                                                       ----       -----     ------      -------  --------
Variable Rate Demand Instruments (d) (Continued)
------------------------------------------------------------------------------------------------------------------------------------
$ 1,400,000   State of Connecticut HEFA
              (Hospital of Saint Raphael Project) - Series K
              LOC KBC Bank                                                      07/01/22     1.01%   $ 1,400,000   VMIG-1
  6,000,000   State of Connecticut HEFA RB
              (The Hotchkiss School Issue) - Series A                           07/01/30     0.90      6,000,000   VMIG-1       A1+
-----------                                                                                          -----------
110,115,000   Total Variable Rate Demand Instruments                                                 110,115,000
-----------                                                                                          -----------
              Total Investments (97.99%) ($177,399,196+)                                             177,399,196
              Cash and Other Assets, Net of Liabilities (2.01%)                                        3,638,904
                                                                                                     -----------
              Net Assets (100.00%)                                                                  $181,038,100
                                                                                                    ============
              Net Asset Value, offering and redemption price per share:
              Class A shares,                     80,473,561 Shares Outstanding (Note 3)            $       1.00
                                                                                                    ============
              Class B shares,                     27,591,979 Shares Outstanding (Note 3)            $       1.00
                                                                                                    ============
              J. P. Morgan Select shares,         72,990,890 Shares Outstanding (Note 3)            $       1.00
                                                                                                    ============


              +    Aggregate cost for federal income tax purposes is identical.
























--------------------------------------------------------------------------------
    The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------
CONNECTICUT DAILY TAX FREE INCOME FUND, INC.
STATEMENT OF NET ASSETS (CONTINUED)
JANUARY 31, 2003

================================================================================







FOOTNOTES:

(a) Unless the variable rate demand instruments are assigned their own ratings, the ratings are those of the holding company of the bank whose letter of credit guarantees the issue or the insurance company who issues the issue. All letters of credit and insurance are irrevocable and direct pay covering both principal and interest. Ratings are unaudited.

     In addition, certain issuers have either a line of credit, a liquidity facility, a standby purchase agreement or some other financing mechanism to ensure the remarketing of the securities. This is not a guarantee and does not serve to insure or collateralize the issue.

(b)  The maturity date indicated is the next put date.

(c) Securities that are not rated which the Fund's Board of Directors have determined to be of comparable quality to those rated securities in which the Fund invests.

(d) Securities payable on demand at par including accrued interest (usually with seven days notice) and, if indicated, unconditionally secured as to principal and interest by a bank letter of credit. The interest rates are adjustable and are based on bank prime rates or other interest rate adjustment indices. The rate shown is the rate in effect at the date of this statement.

KEY:
     BAN     =  Bond Anticipation Note                               HFA    =   Housing Finance Authority
     FGIC    =  Financial Guaranty Insurance Company                 IDRB   =   Industrial Development Revenue Bond
     FSA     =  Financial Security Assurance                         LOC    =   Letter of Credit
     GDB     =  Government Development Bond                          PCRB   =   Pollution Control Revenue Bond
     GO      =  General Obligation                                   PFC    =   Public Finance Corporation
     HEFA    =  Health and Education Facilities Authority            RB     =   Revenue Bond
                                                                     ROCS   =   Reset Option Certificates









--------------------------------------------------------------------------------
    The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------
CONNECTICUT DAILY TAX FREE INCOME FUND, INC.
STATEMENT OF OPERATIONS
YEAR ENDED JANUARY 31, 2003

================================================================================

INVESTMENT INCOME

Income:
  Interest.................................................................................. $      2,659,441
                                                                                              ---------------
Expenses: (Note 2)
  Investment management fee.................................................................          553,715
  Administration fee........................................................................          387,601
  Shareholder servicing fee (Class A shares)................................................          156,373
  Shareholder servicing fee (J.P. Morgan Select shares).....................................          150,368
  Custodian expenses........................................................................           13,379
  Shareholder servicing and related shareholder expenses+...................................          124,306
  Legal, compliance and filing fees.........................................................           84,156
  Audit and accounting......................................................................          133,602
  Directors' fees and expenses..............................................................           10,332
  Other.....................................................................................            6,527
                                                                                              ---------------
     Total expenses.........................................................................        1,620,359
     Less: Expenses paid indirectly......................................................... (          6,232)
                                                                                              ---------------
           Net expenses.....................................................................        1,614,127
                                                                                              ---------------
  Net investment income.....................................................................        1,045,314

REALIZED GAIN (LOSS) ON INVESTMENTS

Net realized gain (loss) on investments.....................................................            7,127
                                                                                              ---------------
Increase in net assets from operations...................................................... $      1,052,441
                                                                                              ===============

+ Includes class specific transfer agency expenses of $38,541, $15,601, $37,062 for Class A, Class B, and J.P. Morgan Select shares, respectively.







--------------------------------------------------------------------------------
    The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------
CONNECTICUT DAILY TAX FREE INCOME FUND, INC.
STATEMENTS OF CHANGES IN NET ASSETS
YEARS ENDED JANUARY 31, 2003 AND 2002

================================================================================



                                                                             2003                       2002
                                                                       ---------------            ----------------

INCREASE (DECREASE) IN NET ASSETS

Operations:
   Net investment income......................................        $      1,045,314           $       3,947,386
   Net realized gain (loss) on investments....................                   7,127                      16,394
                                                                       ---------------            ----------------
Increase (decrease) in net assets from operations.............               1,052,441                   3,963,780

Dividends to shareholders from net investment income:
   Class A shares.............................................        (        412,084)*         (       1,376,394)*
   Class B shares ............................................        (        233,252)*         (         577,481)*
   Evergreen shares...........................................        (        -0-    )          (         689,095)*
   J.P. Morgan Select shares..................................        (        399,978)*         (       1,304,416)*
Distribution from realized gain on investments:
   Class A shares.............................................        (          8,274)                        -0-
   Class B shares.............................................        (          3,615)                        -0-
   Evergreen shares...........................................                     -0-                         -0-
   J.P. Morgan Select shares..................................        (          6,948)                        -0-
Capital share transactions (Note 3):
   Class A shares.............................................               6,624,234           (      26,949,863)
   Class B shares.............................................        (      3,862,107)          (       2,449,770)
   Evergreen shares...........................................                     -0-           (      49,033,296)
   J.P. Morgan Select shares..................................               4,158,115                   4,759,324
                                                                       ---------------            ----------------
   Total increase (decrease)..................................               6,908,532           (      73,657,211)
Net assets:
   Beginning of year..........................................             174,129,568                 247,786,779
                                                                       ---------------            ----------------
   End of year................................................        $    181,038,100           $     174,129,568
                                                                       ===============            ================


*    Designated as exempt-interest dividends for federal income tax purposes.






--------------------------------------------------------------------------------
    The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------

CONNECTICUT DAILY TAX FREE INCOME FUND, INC.
NOTES TO FINANCIAL STATEMENTS

================================================================================
1. Summary of Accounting Policies.

Connecticut Daily Tax Free Income Fund, Inc. is a no-load, non-diversified, open-end management investment company registered under the Investment Company Act of 1940. The Fund has four classes of stock authorized, Class A, Class B, Evergreen shares and J.P. Morgan Select shares (formally Chase Vista Select shares). The Class A, Evergreen and J.P. Morgan Select shares are subject to a service fee pursuant to the Distribution and Service Plan. Evergreen shares liquidated on September 24, 2001; therefore financial highlights for this class are not presented. The Class B shares are not subject to a service fee. Additionally, the Fund may allocate among its classes certain expenses, to the extent allowable to specific classes, including transfer agent fees, government registration fees, certain printing and postage costs, and administrative and legal expenses. Class specific expenses of the Fund were limited to shareholder servicing fees and transfer agent expenses. In all other respects all share classes represent the same interest in the income and assets of the Fund. The Fund is a short-term, tax-exempt money market fund. The Fund's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America for investment companies as follows:

     a) Valuation of Securities -
     Investments are valued at amortized cost. Under this valuation method, a portfolio instrument is valued at cost and any discount or premium is amortized on a constant basis to the maturity of the instrument. The maturity of variable rate demand instruments is deemed to be the longer of the period required before the Fund is entitled to receive payment of the principal amount or the period remaining until the next interest rate adjustment.

     b) Federal Income Taxes -
     It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its tax exempt and taxable income to its shareholders. Therefore, no provision for federal income tax is required.

     c) Dividends and Distributions -
     Dividends from investment income (excluding capital gains and losses, if any, and amortization of market discount) are declared daily and paid monthly. Distributions of net capital gains, if any, realized on sales of investments are made after the close of the Fund's fiscal year, as declared by the Fund's Board of Directors.

     d) Use of Estimates -
     The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

     e) General -
     Securities transactions are recorded on a trade date basis. Interest income including accretion of discount and amortization of premium, is accrued as earned. Realized gains and losses from securities transactions are recorded on the identified cost basis.



--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

CONNECTICUT DAILY TAX FREE INCOME FUND, INC.
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

================================================================================

2. Investment Management Fees and Other Transactions with Affiliates.

Under the Investment Management Contract, the Fund pays an investment management fee to Reich & Tang Asset Management, LLC (Manager) at the annual rate of .30% of the Fund's average daily net assets.

Pursuant to an Administrative Services Contract the Fund pays to the Manager an annual fee of .21% of the Fund's average daily net assets.

Pursuant to a Distribution Plan adopted under Securities and Exchange Commission Rule 12b-1, the Fund and Reich & Tang Distributors, Inc. (the Distributor) have entered into a Distribution Agreement and a Shareholder Servicing Agreement, only with respect to Class A and J.P. Morgan Select shares of the Fund. For its services under the Shareholder Servicing Agreement, the Distributor receives from the Fund a fee equal to .20% of the Fund's average daily net assets with respect only to the Class A and J.P. Morgan Select shares. There were no additional expenses borne by the Fund pursuant to the Distribution Plan.

Fees are paid to Directors who are unaffiliated with the Manager on the basis of $2,000 per annum plus $250 per meeting attended.

Included in the statement of operations under the caption "Shareholder servicing and related shareholder expenses" are fees of $92,962 paid to Reich & Tang Services, Inc., an affiliate of the Manager, as shareholder servicing agent for the Fund. Also included under the same caption are expense offsets of $6,071.

Included in the Statement of Operations under the caption "Custodian expenses" are expense offsets of $161.

3. Capital Stock.

At January 31, 2003, 20,000,000,000 shares of $.001 par value stock were authorized and capital paid in amounted to $181,038,100. Transactions in capital stock, all at $1.00 per share, were as follows:


                                                     Year                               Year
Class A shares                                       Ended                              Ended
--------------                                 January 31, 2003                   January 31, 2002
                                               ----------------                   ----------------
Sold...................................            160,604,600                        217,825,617
Issued on reinvestment of dividends....                345,925                          1,418,561
Redeemed...............................         (  154,326,291)                   (   246,194,041)
                                                 -------------                     --------------
Net increase (decrease)................              6,624,234                    (    26,949,863)
                                                 =============                     ==============

                                                     Year                               Year
Class B shares                                       Ended                              Ended
--------------                                 January 31, 2003                   January 31, 2002
                                               ----------------                   ----------------
Sold...................................            205,077,580                        161,727,485
Issued on reinvestment of dividends....                237,622                            583,893
Redeemed...............................         (  209,177,309)                   (   164,761,148)
                                                 -------------                     --------------
Net increase (decrease)................         (    3,862,107)                   (     2,449,770)
                                                 =============                     ==============






--------------------------------------------------------------------------------

--------------------------------------------------------------------------------




================================================================================
3. Capital Stock. (Continued)




                                                                                        Year
Evergreen shares*                                                                       Ended
-----------------                                                                 January 31, 2002
                                                                                  ----------------
Sold...................................                                                42,450,008
Issued on reinvestment of dividends....                                                   689,025
Redeemed...............................                                            (   92,172,329)
                                                                                    -------------
Net increase (decrease)................                                                49,033,296
                                                                                   ==============

* Evergreen shares liquidated on September 24, 2001.


                                                     Year                               Year
J.P. Morgan Select shares                            Ended                              Ended
-------------------------                      January 31, 2003                   January 31, 2002
                                               ----------------                   ----------------
Sold...................................             90,252,321                         96,944,163
Issued on reinvestment of dividends....                418,799                          1,349,453
Redeemed...............................         (   86,513,005)                    (   93,534,292)
                                                 -------------                      -------------
Net increase (decrease)................              4,158,115                          4,759,324
                                                 =============                     ==============


4. Tax Information.


The tax character of distributions paid from realized gains during the year ended January 31, 2003, consisted of $7,127 ordinary income and $11,710 long term capital gains.

At January 31, 2003, the Fund had undistributed tax exempt income of $18,228 for income tax purposes included in dividends payable.

5. Concentration of Credit Risk.

The Fund invests primarily in obligations of political subdivisions of the State of Connecticut and, accordingly, is subject to the credit risk associated with the non-performance of such issuers. Approximately 57% of these investments are further secured, as to principal and interest, by letters of credit issued by financial institutions. The Fund maintains a policy of monitoring its exposure by reviewing the creditworthiness of the issuers, as well as that of the financial institutions issuing the letters of credit, and by limiting the amount of holdings with letters of credit from one financial institution.







--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

CONNECTICUT DAILY TAX FREE INCOME FUND, INC.
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

================================================================================
6. Financial Highlights.

Class A shares                                                    Year Ended January 31,
--------------                                  ----------------------------------------------------
                                                  2003       2002       2001       2000       1999
                                                --------   --------   --------   --------   --------
Per Share Operating Performance:
(for a share outstanding throughout the year)
Net asset value, beginning of year............  $ 1.00     $ 1.00     $ 1.00     $ 1.00     $ 1.00
                                                --------   --------   --------   --------   --------
Income from investment operations:
     Net investment income....................    0.005      0.017      0.030      0.023      0.025
Less distributions:
     Dividends from net investment income.....  ( 0.005)   ( 0.017)   ( 0.030)   ( 0.023)   ( 0.025)
                                                --------   --------   --------   --------   --------
Net asset value, end of year..................  $ 1.00     $ 1.00     $ 1.00     $ 1.00     $ 1.00
                                                ========   ========   ========   ========   ========
Total Return..................................    0.54%      1.73%      3.03%      2.31%      2.52%
Ratios/Supplemental Data
Net assets, end of year (000).................  $80,465    $73,847   $100,790   $100,554   $182,227
Ratios to average net assets:
     Expenses(a)..............................    0.91%      0.86%      0.86%      0.86%      0.88%
     Net investment income....................    0.53%      1.83%      2.98%      2.26%      2.48%
     Expenses paid indirectly.................    0.00%      0.00%      0.00%      0.00%      0.00%




Class B shares                                                    Year Ended January 31,
--------------                                  ----------------------------------------------------
                                                  2003       2002       2001       2000       1999
                                                --------   --------   --------   --------   --------
Per Share Operating Performance:
(for a share outstanding throughout the year)
Net asset value, beginning of year............  $ 1.00     $ 1.00     $ 1.00     $ 1.00     $ 1.00
                                                --------   --------   --------   --------   --------
Income from investment operations:
     Net investment income....................    0.007      0.020      0.032      0.025      0.027
Less distributions:
     Dividends from net investment income.....  ( 0.007)   ( 0.020)   ( 0.032)   ( 0.025)   ( 0.027)
                                                --------   --------   --------   --------   --------
Net asset value, end of year..................  $ 1.00     $ 1.00     $ 1.00     $ 1.00     $ 1.00
                                                ========   ========   ========   ========   ========
Total Return..................................    0.75%      1.97%      3.25%      2.50%      2.72%
Ratios/Supplemental Data
Net assets, end of year (000).................  $27,589    $31,453    $33,901    $10,628    $ 389
Ratios to average net assets:
     Expenses(a)..............................    0.70%      0.63%      0.65%      0.67%      0.67%
     Net investment income....................    0.75%      1.98%      3.12%      2.49%      2.95%
     Expenses paid indirectly.................    0.00%      0.00%      0.00%      0.00%      0.00%

(a) Includes expenses paid indirectly


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------





================================================================================
6. Financial Highlights. (Continued)




J.P. Morgan Select shares                                Year Ended January 31,                     July 30, 1999
-------------------------                       ---------------------------------------     (Commencement of Offering) to
                                                  2003           2002           2001              January 31, 2000
                                                ---------      ---------      ---------           ----------------
Per Share Operating Performance:
(for a share outstanding throughout the period)
Net asset value, beginning of period...         $  1.00        $  1.00        $  1.00             $  1.00
                                                ---------      ---------      ---------           ---------
Income from investment operations:
   Net investment income..............             0.005          0.017          0.030               0.012
Less distributions:
   Dividends from net investment income        (   0.005)      (  0.017)     (   0.030)           (  0.012)
                                                --------        -------       --------             -------
Net asset value, end of period........          $  1.00        $  1.00       $   1.00             $  1.00
                                                ========       =========      =========            ========
Total Return..........................             0.54%          1.73%          3.03%               1.23%(b)
Ratios/Supplemental Data
Net assets, end of period (000).......          $  72,984      $  68,830     $   64,067           $  40,983
Ratios to average net assets:
   Expenses(a)........................             0.91%          0.86%          0.86%               0.86%(c)
   Net investment income..............             0.53%          1.83%          2.98%               2.26%(c)
   Expenses paid indirectly...........             0.00%          0.00%          0.00%               0.00%(c)

(a) Includes expenses paid indirectly
(b) Not annualized
(c) Annualized















--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

CONNECTICUT DAILY TAX FREE INCOME FUND, INC.
REPORT OF INDEPENDENT ACCOUNTANTS

================================================================================




To The Board of Directors and Shareholders
Connecticut Daily Tax Free Income Fund, Inc.


In our opinion, the accompanying statement of net assets and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Connecticut Daily Tax Free Income Fund, Inc. (the "Fund") at January 31, 2003, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the four years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at January 31, 2003 by correspondence with the custodian, provide a reasonable basis for our opinion. The financial highlights for the year ended January 31, 1999, were audited by other independent accountants whose report dated February 26, 1999 expressed an unqualified opinion on those statements.







PricewaterhouseCoopers LLP
New York, New York
March 11, 2003










--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

CONNECTICUT DAILY TAX FREE INCOME FUND, INC.
ADDITIONAL INFORMATION
(UNAUDITED)

================================================================================

                                                  Directors and Officers Information
                                                           January 31, 2003+
-------------------------- -------------- ---------------  ------------------------------------------------- --------------
                                                                                      Number of Portfolios       Other
                            Position(s)   Term of Office   Principal Occupation(s)             in            Directorships
                             Held with    and Length of          During Past              Fund Complex          held by
     Name, Address1,           Fund        Time Served             5 Years            Overseen by Director     Director
         and Age                                                                           or Officer

-------------------------- -------------- ---------------  ------------------------------------------------- ---------------
Disinterested Directors:
-------------------------- -------------- ---------------  ------------------------------------------------- ---------------
Dr. W. Giles Mellon          Director         1985         Professor Emeritus of
Age 71                                                     Business Administration     Director/Trustee of       N/A
                                                           in the Graduate School of   ten other portfolios
                                                           Management, Rutgers
                                                           University with which he
                                                           has been associated with
                                                           since 1966.
-------------------------- -------------- ---------------  ------------------------------------------------- ---------------
Robert Straniere, Esq.,      Director         1985         Owner, Straniere Law Firm
Age 61                                                     since 1980 and counsel at   Director/Trustee of   WPG Funds Group
                                                           Fisher, Fisher & Berger     ten other portfolios
                                                           since 1995.
-------------------------- -------------- ---------------  ------------------------------------------------- ---------------
Dr. Yung Wong,               Director         1985         Managing Director of        Director/Trustee of       N/A
Age 64                                                     Abacus Associates, an       ten other portfolios
                                                           investment firm, since
                                                           1996.
-------------------------- -------------- ---------------  ------------------------------------------------- ---------------

+ The Statement of Additional Information includes additional information about Fund directors and is available, without charge, upon request by calling the Fund's transfer agent at (212) 830-5200.

1 The address for each of the above directors/officers of Connecticut Daily Tax Free Income Fund, Inc. (the "Fund") is Reich & Tang Asset Management, LLC, 600 Fifth Avenue, New York, NY 10020.

















--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

CONNECTICUT DAILY TAX FREE INCOME FUND, INC.
ADDITIONAL INFORMATION
(UNAUDITED)

================================================================================

                                                  Directors and Officers Information
                                                     January 31, 2003+ (continued)
-------------------------- -------------- ---------------  ------------------------------------------------- --------------
                                                                                      Number of Portfolios       Other
                            Position(s)   Term of Office   Principal Occupation(s)             in            Directorships
                             Held with    and Length of          During Past              Fund Complex          held by
     Name, Address1,           Fund        Time Served             5 Years            Overseen by Director     Director
         and Age                                                                           or Officer

-------------------------- -------------- ---------------  ------------------------------------------------- ---------------
Interested Directors/Officers:
-------------------------- -------------- ---------------  ------------------------------------------------- ---------------
                                                           Manager and President of
Steven W. Duff,             President and     1994         Reich & Tang Asset          Director/Trustee            N/A
Age 49                      Director2                      Management, LLC ("RTAM,     and/or Officer of
                                                           LLC"), a registered         fifteen other
                                                           Investment Advisor.         portfolios
                                                           Associated with RTAM, LLC
                                                           since 1994.
-------------------------- ------------------------------  -------------------------------------------------- ---------------

Richard De Sanctis,         Treasurer and     1993         Executive Vice President,   Officer of fifteen          N/A
Age 46                      Assistant                      CFO and Treasurer of        other portfolios
                            Secretary                      RTAM, LLC.  Associated
                                                           with RTAM, LLC Since 1990.
-------------------------- ------------------------------  -------------------------------------------------- ---------------

Molly Flewharty,            Vice President    1985         Senior Vice President of    Officer of fifteen          N/A
Age 51                                                     RTAM, LLC. Associated       other portfolios
                                                           with RTAM, LLC since 1977.
-------------------------- ------------------------------  -------------------------------------------------- ---------------

Rosanne Holtzer,            Secretary and     1998         Senior Vice President of    Officer of fifteen          N/A
Age 38                      Assistant                      RTAM, LLC.  Associated      other portfolios
                            Treasurer                      with RTAM, LLC since 1986.
-------------------------- ------------------------------  -------------------------------------------------- ---------------

Lesley M. Jones,            Vice President    1985         Senior Vice President of    Officer of nine             N/A
Age 54                                                     RTAM, LLC. Associated       other portfolios
                                                           with RTAM, LLC since 1973.
-------------------------- ------------------------------  -------------------------------------------------- ---------------

Dana E. Messina,            Vice President    1985         Executive Vice President    Officer of twelve           N/A
Age 46                                                     of RTAM, LLC.  Associated   other portfolios
                                                           with RTAM, LLC since 1980.
-------------------------- ------------------------------  -------------------------------------------------- ---------------

+ The Statement of Additional Information includes additional information about Fund directors and is available, without charge, upon request by calling the Fund's transfer agent at (212) 830-5200.

1 The address for each of the above directors/officers of Connecticut Daily Tax Free Income Fund, Inc. (the "Fund") is Reich & Tang Asset Management, LLC, 600 Fifth Avenue, New York, NY 10020.

2 Steven W. Duff is deemed an interested person of the Fund due to his affiliation with RTAM, LLC, the Fund's investment advisor.



--------------------------------------------------------------------------------

--------------------------------------------------------------------------------














CONNECTICUT
DAILY
TAX FREE
INCOME
FUND, INC.























                                  Annual Report
                                January 31, 2003










--------------------------------------------------------------------------------

--------------------------------------------------------------------------------


------------------------------------------------------
This report is submitted for the general  information
of  the   shareholders   of  the  Fund.   It  is  not
authorized for distribution to prospective  investors
in the Fund  unless  preceded  or  accompanied  by an
effective  prospectus,   which  includes  information
regarding   the  Fund's   objectives   and  policies,
experience  of  its  management,   marketability   of
shares, and other information.
------------------------------------------------------



Connecticut Daily Tax Free Income Fund, Inc.
     600 Fifth Avenue
     New York, New York 10020


Manager
     Reich & Tang Asset Management, LLC
     600 Fifth Avenue
     New York, New York 10020


Custodian
     The Bank of New York
     100 Church Street, 10th Floor
     New York, New York 10286


Transfer Agent &
Dividend Disbursing Agent
     Reich & Tang Services, Inc.
     600 Fifth Avenue
     New York, New York 10020






CT1/03A
--------------------------------------------------------------------------------